Restructuring and Divestiture Charges - Schedule of Restructuring Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Termination Costs [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Termination Costs [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Termination Costs [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Site Closure Costs [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Site Closure Costs [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Site Closure Costs [Member]
Schedule Of Restructuring Reserve [Line Items]
Restructuring reserves beginning balance					$ 707			$ 267			$ 440
Charged to expenses	(16,700)	(17,515)	71	(1,581)	1,180	2,721	1,121	707	805	496	473	1,916	625
Amounts paid		(2,572)			(1,112)	(2,363)	(754)	(543)	(834)	(207)	(569)	(1,529)	(547)
Foreign currency translation					8	(16)	(2)	5	9	(2)	3	(25)
Restructuring reserves ending balance	$ 10,743	$ 10,743			$ 783	$ 707	$ 365	$ 436	$ 267	$ 287	$ 347	$ 440	$ 78